Plant and Equipment, Net (Details 2) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Schedule of capital leased assets
Capital leased assets, gross	$ 4,691,245	$ 4,787,459
Less: accumulated depreciation	(1,657,610)	(1,691,606)
Less: impairment provision	(3,033,635)	(3,095,853)
Total
Machinery and equipment [Member]
Schedule of capital leased assets
Capital leased assets, gross	2,057,638	2,099,839
Transportation equipment [Member]
Schedule of capital leased assets
Capital leased assets, gross	$ 2,633,607	$ 2,687,620